One Commerce Square
Philadelphia, PA 19103


DELAWARE INVESTMENTS
___________________________


                                   1933 Act Rule 497(j)
                                   File No. 2-28871
                                   1940 Act File No. 811-1485


August 30, 1999



Filed via EDGAR (CIK #0000027937)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 2-28871
     Delaware Group Equity Funds III -
     Delaware Trend Fund
     ------------------------------------------------

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, we hereby certify that the forms of Prospectuses that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 59, the most recent post-effective amendment of Delaware Group Equity Funds III. Post-Effective Amendment No. 59 was filed electronically with the Commission on August 27, 1999 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

/s/ Eric E. Miller
-----------------------
Eric E. Miller
Senior Vice President/
Secretary/Deputy General Counsel